Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Cash and Cash Equivalents and Other Current Financial Assets
The Group’s cash, cash equivalents and other financial assets are denominated in the following currencies:

	2025	2025	2024	2024
	Local Currency ‘000	$’000	Local Currency ‘000	$’000
In USD	165,814	165,814	119,363	119,363
In Euro	56,208	66,045	723	752
In GBP	10,688	14,392	50	63
		246,251		120,178

Impairment Allowance	The impairment allowance recognized during the period was calculated based on 12 month expected credit losses and reconciles to the opening impairment allowance as follows:

	Year ended December 31,
	2025	2024
	$’000	$’000
Opening impairment allowance	54	120
Movement in impairment allowance during the year	(42)	(66)
Closing impairment allowance	12	54

Financial Assets Measured at Fair Value
The following table shows the carrying amounts and fair values of financial assets. The table does not include fair value information for financial assets or financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount
	2025	2025	2024	2024
	FVOCI $’000	FVTPL $’000	FVOCI $’000	FVTPL $’000
Financial assets measured at fair value
Marketable securities	34,457	—	62,446	—
Cash equivalents	—	215,279	—	72,214
Other financial assets	—	—	—	19,387
	34,457	215,279	62,446	91,601